Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 43,427,638	$ 50,450,949	$ 26,704,235
Intangible assets and goodwill	$ 40,389,842	$ 41,123,587
TelevisaUnivision
Investments in associates and joint ventures
Ownership interest in associate	43.70%	44.40%
Investments in associates and joint ventures	$ 42,326,344	$ 49,446,349
Others.
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 50,277	$ 51,864
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC").
Investments in associates and joint ventures
Ownership interest in joint venture	33.30%	33.30%
Investments in associates and joint ventures	$ 844,728	$ 750,169
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Investments in associates and joint ventures
Ownership interest in joint venture	50.00%	50.00%
Investments in associates and joint ventures	$ 206,289	$ 202,567
Intangible assets and goodwill	$ 113,837	$ 113,837